Taxes on Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income (Textual)
Loss carry forward	$ 32,500
Accumulated capital losses	23,600
Uncertain tax positions	$ 60	$ 58
Israeli [Member]
Taxes on Income (Textual)
Corporate tax rate	24.00%	25.00%	26.50%
Corporate tax rate, description	On December 30, 2016, as part of the Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the corporate tax rate was reduced to 24% for the 2017 tax year and to 23% in 2018 tax year and thereafter.